MERRILL LYNCH RETIREMENT PLUSSM VARIABLE ANNUITY

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

Supplement Dated September 14, 2018

to the

Prospectus dated May 1, 2018

Effective on or about September 17, 2018 (the “Effective Date”), the BlackRock High Yield V.I. Fund, the BlackRock Total Return V.I. Fund, and the BlackRock U.S. Government Bond V.I. Fund (the “Funds”) will reorganize into a newly-created series called the BlackRock Variable Series Funds II, Inc. The Funds’ investment objectives, investment strategies, and portfolio management teams will remain the same. As a result of this reorganization, the following changes will occur:

TRUST NAME	SUBACCOUNT NAME	PORTFOLIO NAME	SUBADVISOR
BlackRock Variable Series Funds, Inc.	BlackRock High Yield V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Advisors, LLC
BlackRock Variable Series Funds, Inc.	BlackRock Total Return V.I. Fund	BlackRock Total Return V.I. Fund	BlackRock Advisors, LLC
BlackRock Variable Series Funds, Inc.	BlackRock U.S. Government V.I. Fund	BlackRock U.S. Government V.I. Fund	BlackRock Advisors, LLC

Prior to the Effective Date:

On and after the Effective Date:

TRUST NAME	SUBACCOUNT NAME	PORTFOLIO NAME	SUBADVISOR
BlackRock Variable Series Funds II, Inc.	BlackRock High Yield V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Advisors, LLC
BlackRock Variable Series Funds II, Inc.	BlackRock Total Return V.I. Fund	BlackRock Total Return V.I. Fund	BlackRock Advisors, LLC
BlackRock Variable Series Funds II, Inc.	BlackRock U.S. Government V.I. Fund	BlackRock U.S. Government V.I. Fund	BlackRock Advisors, LLC

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Retirement PlusSM Variable Annuity dated May 1, 2018